The Dreyfus/Laurel Funds Trust

-Dreyfus Emerging Markets Debt Local Currency Fund (“DEMDLCF”)

Incorporated herein by reference is a revised version of the prospectus for DEMDLCF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 8, 2012 (SEC Accession No. 0000740123-12-000028).

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase